Significant Accounting Policies (Details) - Schedule of Property, Equipment and Leasehold Improvement are Stated at Cost Less Accumulated Depreciation and Impairment	Dec. 31, 2023
Furniture and office equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and office equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Electronics equipment and others [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Electronics equipment and others [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	6 years